Prospectus Supplement

August 4, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 4, 2020 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectuses dated April 30, 2020

Advantage Portfolio

Global Advantage Portfolio

Global Permanence

Growth Portfolio

Inception Portfolio

Permanence Portfolio
(together, the "Funds")

Jason C. Yeung, a member of the Counterpoint Global team and portfolio manager of the Funds, ended a temporary leave of absence, during which he participated on a Government established COVID-19 task force related to testing, and returned full-time to the Adviser. Accordingly, the supplement filed on June 19, 2020 is withdrawn.

Please retain this supplement for future reference.

  IFIPMLOAPROSPT 8/20

Statement of Additional Information Supplement

August 4, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 4, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

Advantage Portfolio

Global Advantage Portfolio

Global Permanence

Growth Portfolio

Inception Portfolio

Permanence Portfolio
(together, the "Funds")

Jason C. Yeung, a member of the Counterpoint Global team and portfolio manager of the Funds, ended a temporary leave of absence, during which he participated on a Government established COVID-19 task force related to testing, and returned full-time to the Adviser. Accordingly, the supplement filed on June 19, 2020 is withdrawn.

Please retain this supplement for future reference.